September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE PROSPECTUS OF
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2015
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DSCSPT-0915

September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2015

The following is hereby added, effective immediately, as a fourth non-fundamental policy to the section of the Statement of Additional Information entitled "Fund Policies/Investment Restrictions":

4. Invest in securities or other instruments that fail to meet the definition of "weekly liquid assets" as defined in Rule 2a-7 of the Investment Company Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.